Condensed Interim Consolidated Statements of Stockholders' Deficit - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Merger Reserve [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balances at Dec. 31, 2023	$ 56,798	$ 73,108,399		$ (97,704,625)	$ 1,970,765	$ (22,568,663)
Balance, shares at Dec. 31, 2023	43,335,475
Common stock issued	$ 8,451	(8,451)
Common stock issued, shares	6,664,610
Conversion of shareholder loan into common shares
Conversion of shareholder loan into common shares, shares
Stock-based compensation		39,674				39,674
Extinguishment of Debt
Net loss				(23,888,403)		(23,888,403)
Foreign currency Translation adjustment, net of tax					1,800,358	1,800,358
Balances at Jun. 30, 2024	$ 65,249	73,139,622		(121,593,028)	3,771,123	(44,617,035)
Balance, shares at Jun. 30, 2024	50,000,085
Balances at Dec. 31, 2024	$ 65,280	74,374,429		(148,420,321)	5,210,594	(68,770,018)
Balance, shares at Dec. 31, 2024	25,000,044
Conversion of shareholder loan into common shares	$ 38,776	66,977,524				67,016,300
Conversion of shareholder loan into common shares, shares	14,782,149
Stock-based compensation		9,055,564				9,055,564
Extinguishment of Debt		341,850				341,850
Net loss				(26,544,958)		(26,544,958)
Foreign currency Translation adjustment, net of tax				(0)	(4,047,936)	(4,047,936)
Reverse take-over		(12,609,377)	12,609,377
Reverse take-over, shares
Common stock issued through IPO	$ 11,580	20,290,650				20,302,230
Common stock issued through IPO, shares	4,444,445
Pref erence shares	$ 63,905					63,905
Preference shares, shares	1
IPO direct costs		(5,421,312)				(5,421,312)
Balances at Jun. 30, 2025	$ 179,541	$ 153,009,329	$ 12,609,377	$ (174,965,279)	$ 1,162,658	$ (8,004,374)
Balance, shares at Jun. 30, 2025	44,226,639